Expense Example - A C I Shares - JPMorgan Sustainable Municipal Income Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	444	647	866	1,496	227	443	782	1,603	46	203	374	869